Significant Accounting Policies - Additional Information (Detail) - GBP (£) £ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Cash and cash equivalents	£ 47,600	£ 51,962	£ 69,908	£ 76,972